REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Contract with Customer, Liability
Initial fees received from franchisees owners	¥ 1,047		¥ 1,074
Cash received for membership fees and not recognized as revenue	517		519
Advances received from customers	484		505
Deferred revenue related to the loyalty program	54		53
Total contract liabilities	2,102		¥ 2,151
Revenue recognized	¥ 510	¥ 494